Supplement dated February 12, 2008 to the Combined Retail Fluctuating Funds Prospectus, the

Combined Institutional Funds Prospectus, each dated August 31, 2007

A.	The following replaces the average annual total return table and corresponding footnotes on page 35 of the Combined Retail Fluctuating Funds Prospectus under the section titled “Performance Information” for MTB Balanced Fund:

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (“S&P 500”), the Standard & Poor’s 500/Citigroup Growth Index (“S&P 500/CG”) and the Lehman Brothers Aggregate Bond Index (“LBAB”), each a broad-based market index, and the Lipper Balanced Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/CG is an unmanaged index compromised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Balanced Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the S&P 500 Index replaced the S&P 500/CG Index as the primary benchmark for the Fund because the S&P 500 Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	3.80%	1.51%	6.56%
Return After Taxes on Distributions(1)	3.18%	1.09%	5.25%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.45%	1.07%	4.99%

Class B Shares
Return Before Taxes	4.03%	1.56%	6.25	%(2)
S&P 500	15.79%	6.19%	8.42%
S&P 500/CG	11.01%	3.30%	7.13%
LBAB	4.33%	5.06%	6.24%
Lipper Balanced Funds Average	10.72%	5.73%	6.88%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)	Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Fund’s Class B Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

B.	The following replaces the average annual total return table and corresponding footnotes on page 49 of the Combined Retail Fluctuating Funds Prospectus under the section titled “Performance Information” for MTB Equity Income Fund:

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (“S&P 500”) and the Russell 1000 Value Index (“Russell 1000 Value”), each a broad-based market index, and the Lipper Equity Income Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Equity Income Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell 1000 Value Index replaced the S&P 500 Index as the primary benchmark for the Fund because the Russell 1000 Value Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	14.71%	5.21%	6.75%	N/A
Return After Taxes on Distributions(2)	10.88%	3.27%	4.63%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	10.24%	3.76%	4.89%	N/A

Class B Shares
Return Before Taxes	15.70%	N/A	N/A	12.55%
Russell 1000 Value	22.25%	10.86%	11.00%	N/A
S&P 500	15.79%	6.19%	8.42%	N/A
Lipper Equity Income Funds Average	18.20%	7.81%	8.19%	N/A

(1)	The Fund’s Class B Shares start of performance date was August 25, 2003.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

C.	The following replaces the average annual total return table and corresponding footnotes on page 65 of the Combined Retail Fluctuating Funds Prospectus under the section titled “Performance Information” for MTB Large Cap Value Fund:

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Value Index (“Russell 1000 Value”), the Standard & Poor’s 500/Citigroup Value Index (“S&P 500/CV”), each a broad-based market index, and the Lipper Large Cap Value Funds Average. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Lipper Large Cap Value Funds Average is a composite of the mutual funds designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell 1000 Value Index replaced the S&P 500/CV Index as the primary benchmark for the Fund because the Russell 1000 Value Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	5 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	11.09%	6.14%	5.28%
Return After Taxes on Distributions(2)	9.39%	5.48%	4.43%
Return After Taxes on Distributions and Sale of Fund Shares(2)	8.27%	5.11%	4.16%

Class B Shares
Return Before Taxes	11.46%	6.09%	4.69%
Russell 1000 Value Index	22.25%	10.86%	8.90%
S&P 500/CV	20.80%	9.06%	7.24	%(3)
Lipper Large Cap Value Funds Average	18.10%	8.01%	6.53	%(3)

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
(3)	Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of September 26, 1997.

D.	The following replaces the average annual total return table and corresponding footnotes on pages 68-69 of the Combined Retail Fluctuating Funds Prospectus under the section titled “Performance Information” for MTB Mid Cap Growth Fund:

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid Cap Growth Index (“Russell Mid Cap Growth”), the Standard & Poor’s Mid Cap 400/Citigroup Growth Index (“S&P Mid Cap 400/CG”), each a broad-based market index, and the Lipper Mid Cap Growth Funds Average. The Russell Mid Cap Growth Index is an unmanaged index comprised of the smallest 800 securities in the Russell 1000. The S&P Mid Cap 400/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the

Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell Mid Cap Growth Index replaced the S&P Mid Cap 400/CG Index as the primary benchmark for the Fund because the Russell Mid Cap Growth Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	0.36%	6.10%	10.28%	N/A
Return After Taxes on Distributions(2)	(2.16)%	5.16%	8.54%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	2.51%	5.14%	8.37%	N/A

Class B Shares
Return Before Taxes	0.89%	N/A	N/A	12.05%
Russell Mid Cap Growth	10.66%	8.22%	8.62%	15.55%
S&P Mid Cap 400/CG	10.32%	10.90%	13.48%	N/A
Lipper Mid Cap Growth Funds Average	8.67%	5.97%	7.54%	N/A

(1)	The Fund’s Class B Shares start of performance date was August 25, 2003.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

E.	The following replaces the average annual total return table and corresponding footnotes on page 40 of the Combined Institutional Funds Prospectus under the section titled “Performance Information” for MTB Balanced Fund:

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (“S&P 500”), the Standard & Poor’s 500/Citigroup Growth Index (“S&P 500/CG”) and the Lehman Brothers Aggregate Bond Index (“LBAB”), each a broad-based market index, and the Lipper Balanced Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/CG is an unmanaged index compromised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Balanced Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the S&P 500 Index replaced the S&P 500/CG Index as the primary benchmark for the Fund because the S&P 500 Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	5 Years	10 Years
Institutional I Shares
Return Before Taxes	9.91%	2.82%	7.32%
Return After Taxes on Distributions(1)	9.20%	2.34%	5.95%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.42%	2.16%	5.64%
S&P 500	15.79%	6.19%	8.42%
S&P 500/CG	11.01%	3.30%	7.13%
LBAB	4.33%	5.06%	6.24%
Lipper Balanced Funds Average	10.72%	5.73%	6.88%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

F.	The following replaces the average annual total return table and corresponding footnotes on page 43 of the Combined Institutional Funds Prospectus under the section titled “Performance Information” for MTB Equity Income Fund:

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (“S&P 500”) and the Russell 1000 Value Index (“Russell 1000 Value”), each a broad-based market index, and the Lipper Equity Income Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Equity Income Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell 1000 Value Index replaced the S&P 500 Index as the primary benchmark for the Fund because the Russell 1000 Value Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	5 Years	10 Years
Institutional I Shares
Return Before Taxes	21.71%	6.61%	7.54%
Return After Taxes on Distributions(1)	17.54%	4.55%	5.33%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.83%	4.92%	5.54%
Russell 1000 Value	22.25%	10.86%	11.00%
S&P 500	15.79%	6.19%	8.42%
Lipper Equity Income Funds Average	18.20%	7.81%	8.19%

(1)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

G.	The following replaces the average annual total return table and corresponding footnotes on page 57 of the Combined Institutional Funds Prospectus under the section titled “Performance Information” for MTB Large Cap Value Fund:

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Value Index (“Russell 1000 Value”), the Standard & Poor’s 500/Citigroup Value Index (“S&P 500/CV”), each a broad-based market index, and the Lipper Large Cap Value Funds Average. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Lipper Large Cap Value Funds Average is a composite of the mutual funds designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell 1000 Value Index replaced the S&P 500/CV Index as the primary benchmark for the Fund because the Russell 1000 Value Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	Start of Performance (1)
Institutional I Shares
Return Before Taxes	17.38%	15.28%
Return After Taxes on Distributions(2)	15.61%	14.33%
Return After Taxes on Distributions and Sale of Fund Shares(2)	12.43%	13.04%
Russell 1000 Value Index	22.25%	17.93%
S&P 500/CV	20.80%	16.47%
Lipper Large Cap Value Funds Average	18.10%	N/A

(1)	The Fund’s Institutional I Shares start of performance date was August 18, 2003.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

H.	The following replaces the average annual total return table and corresponding footnotes on pages 60 of the Combined Institutional Funds Prospectus under the section titled “Performance Information” for MTB Mid Cap Growth Fund:

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid Cap Growth Index (“Russell Mid Cap Growth”), the Standard & Poor’s Mid Cap 400/Citigroup Growth Index (“S&P Mid Cap 400/CG”), each a broad-based market index, and the Lipper Mid Cap Growth Funds Average. The Russell Mid Cap Growth Index is an unmanaged index comprised of the smallest 800 securities in the Russell 1000. The S&P Mid Cap 400/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell Mid Cap Growth Index replaced the S&P Mid Cap 400/CG Index as the primary benchmark for the Fund because the Russell Mid Cap Growth Index more accurately reflects the composition of the Fund’s portfolio.

	(For the calendar periods ended December 31, 2006)
	1 Year	5 Years	10 Years
Institutional I Shares
Return Before Taxes	6.39%	7.48%	11.21%
Return After Taxes on Distributions(1)	3.75%	6.53%	9.46%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.54%	6.35%	9.22%
Russell Mid Cap Growth	10.66%	8.22%	8.62%
S&P Mid Cap 400/CG	10.32%	10.90%	13.48%
Lipper Mid Cap Growth Funds Average	8.67%	5.97%	7.54%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

I.	The following amends and replaces certain information on pages 119-120 of the Combined Retail Fluctuating Funds Prospectus on and pages 105-107 of the Combined Institutional Funds Prospectus under the section titled “Who Manages the Funds?” for MTB Large Cap Value Fund:

Effective January 31, 2008, Edward C. (Ted) Friedel will retire as Managing Director of NWQ Investment Management Company, LLC (“NWQ”). Upon Mr. Friedel’s retirement, Kevin A. Hunter, Senior Vice President and Portfolio Manager of NWQ will join Mr. Jon D. Bosse, Co-President and Chief Investment Officer of NWQ, in managing the day-to-day operations of the MTB Large Cap Value Fund. Accordingly, as of February 1, 2008, all references to Mr. Friedel in the prospectus are hereby deleted and replaced with the following:

Kevin A. Hunter, Senior Vice President and Portfolio Manager of NWQ, co-manages the Portfolio with Mr. Bosse. Prior to joining NWQ in 2004, Mr. Hunter spent 20 years with Trust Company of the West (TCW) where he was a Managing Director and co-managed their convertible securities group. In addition, early in his career, Mr. Hunter was an Equity Research Analyst covering the healthcare and consumer staples industries at TCW.

Mr. Hunter graduated magna cum laude from the University of California in Santa Barbara with a B.A. in Economics, and received his M.B.A. from the University of California in Los Angeles.

Supplement dated February 12, 2008 to the Combined Retail/Institutional Funds Statement of

Additional Information (“SAI”) dated August 31, 2007

The following supplements, amends and replaces certain information on page 70 of the Combined Retail/ Institutional Statement of Additional Information under the section titled “Portfolio Manager Information– NWQ Investment Management Company LLC” for MTB Large Cap Value Fund:

Effective January 31, 2008, all references to Mr. Friedel in the SAI are hereby deleted.

The following information, which is provided as of January 17, 2008, replaces the information for Mr. Friedel:

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin A. Hunter	1	2	93	0	0	2
	$9,560,474	$699,347,939	$4,450,906,780	0	0	$493,619,860.90

*	Mr. Bosse and Mr. Hunter co-manage many of NWQ’s client accounts.